Short-term borrowings - Schedule of short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term borrowings
Short-term borrowings	¥ 1,360,000	$ 186,319	¥ 1,200,000
Unsecured bank loans
Short-term borrowings
Short-term borrowings	¥ 1,360,000		¥ 1,200,000